Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Advisor Class
Shareholder Report [Line Items]
Fund Name	Coho Relative Value Equity Fund
Class Name	Advisor Class
Trading Symbol	COHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Coho Relative Value Equity Fund for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cohofunds.com/relative-value-equity-fund/literature/. You can also request this information by contacting us at 1-866-264-6234.
Additional Information Phone Number	1-866-264-6234
Additional Information Website	https://www.cohofunds.com/relative-value-equity-fund/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$78	0.79%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed over this period, primarily driven by the same factor that we experienced in the prior year. That is to say, demand defensive sectors, such as Consumer Staples and Healthcare, which our strategy favors woefully lagged the more growth focused sectors, such as Information Technology and Communication Services.
We believe the risk/return for our holdings is meaningfully higher than the overall risk for the broader indices. This was borne out when the indices swooned in early 2025, and the Fund provided strong relative performance. However, this correction was short-lived and the return to “growth” in favor over “value” returns and our relative performance reversed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class (without sales charge)	-2.17	6.12	6.97
S&P 500 TR	16.33	15.88	13.66
Russell 1000 Value Total Return	8.79	13.18	9.20

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 04, 2025
Updated Performance Information Location [Text Block]
Visit https://www.cohofunds.com/relative-value-equity-fund/literature/ for more recent performance information.
Visit https://www.cohofunds.com/relative-value-equity-fund/literature/ for more recent performance information.

Net Assets	$ 143,066,689
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 1,497,827
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$143,066,689
Number of Holdings	29
Net Advisory Fee	$1,497,827
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(%)
Ross Stores	5.1%
Cencora	4.5%
Sysco	4.4%
Walt Disney	4.4%
Keurig Dr. Pepper	4.4%
US Bancorp	4.2%
Thermo Fisher Scientific	4.2%
Lowe’s Companies	3.8%
W.R. Berkley	3.8%
AutoZone	3.7%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Ward Kruse stopped serving as a portfolio manager. Effective August 4, 2025, Christopher Leonard and Ruairi O’Neal stopped serving as portfolio managers. Peter Thompson serves as the sole portfolio manager.

Updated Prospectus Web Address	https://www.cohofunds.com/relative-value-equity-fund/literature/
Advisor Class
Shareholder Report [Line Items]
Fund Name	Coho Relative Value ESG Fund
Class Name	Advisor Class
Trading Symbol	CESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Coho Relative Value ESG Fund for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cohofunds.com/esg-fund/literature/. You can also request this information by contacting us at 1-866-264-6234.
Additional Information Phone Number	1-866-264-6234
Additional Information Website	https://www.cohofunds.com/esg-fund/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$78	0.79%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed over this period, primarily driven by the same factor that we experienced in the prior year. That is to say, demand defensive sectors, such as Consumer Staples and Healthcare, which our strategy favors woefully lagged the more growth focused sectors, such as Information Technology and Communication Services.
We believe the risk/return for our holdings is meaningfully higher than the overall risk for the broader indices. This was borne out when the indices swooned in early 2025, and the Fund provided strong relative performance. However, this correction was short-lived and the return to “growth” in favor over “value” returns and our relative performance reversed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/27/2019)
Advisor Class (without sales charge)	-3.34	5.11	4.85
S&P 500 TR	16.33	15.88	14.86
Russell 1000 Value Total Return	8.79	13.18	9.27

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 04, 2025
Updated Performance Information Location [Text Block]	Visit https://www.cohofunds.com/esg-fund/literature/ for more recent performance information. Visit https://www.cohofunds.com/esg-fund/literature/ for more recent performance information.
Net Assets	$ 34,663,396
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 110,010
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$34,663,396
Number of Holdings	25
Net Advisory Fee	$110,010
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(%)
Ross Stores	5.1%
US Bancorp	4.8%
Sysco	4.8%
Cencora	4.5%
AutoZone, Inc.	4.4%
Walt Disney	4.4%
Microchip Technology	4.4%
State Street	4.3%
Thermo Fisher Scientific	4.3%
Lowe’s Companies	4.3%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Ward Kruse stopped serving as a portfolio manager. Effective August 4, 2025, Christopher Leonard and Ruairi O’Neal stopped serving as portfolio managers. Peter Thompson serves as the sole portfolio manager.

Updated Prospectus Web Address	https://www.cohofunds.com/esg-fund/literature/